Condensed Financial Information of Global-Tech - Condensed Statements of Operations and Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 78,020,855	$ 62,692,901	$ 66,827,069
Cost of goods sold	(74,867,109)	(57,999,265)	(56,854,673)
Gross profit	3,153,746	4,693,636	9,972,396
Selling, general and administrative expenses	(12,423,741)	(13,148,067)	(12,383,973)
Operating loss	(9,269,995)	(8,454,431)	(2,411,577)
Interest income, net	682,045	822,826	1,663,714
Net loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(10,555,557)	(1,963,301)
Other comprehensive income
Foreign currency translation adjustments	44,241	153,453	989,852
Unrealized gain on available-for-sale investments, net of income tax of nil		5,300	22,495
Total comprehensive loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,426,954)	(10,410,608)	(951,006)
Global-Tech [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales	0	0	0
Cost of goods sold	0	0	0
Gross profit	0	0	0
Selling, general and administrative expenses	(758,350)	(887,346)	(1,071,502)
Operating loss	(758,350)	(887,346)	(1,071,502)
Interest income, net	401,895	359,062	344,582
Equity in losses of subsidiaries	(6,149,258)	(7,308,381)	(484,185)
Other income (expense), net	84,835	(2,718,892)	(752,196)
Net loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(10,555,557)	(1,963,301)
Other comprehensive income
Foreign currency translation adjustments	44,424	153,629	989,800
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	(50,500)	(13,980)
Unrealized gain on available-for-sale investments, net of income tax of nil		5,300	22,495
Total comprehensive loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (6,426,954)	$ (10,410,608)	$ (951,006)